Income tax - Tax assets (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income tax
Current tax assets	$ 13	$ 5
Deferred tax assets	2,147	2,095	$ 1,754
Total tax assets	2,160	2,100
Parent Entity
Income tax
Current tax assets	13	5
Deferred tax assets	1,883	1,957	$ 1,646
Total tax assets	$ 1,896	$ 1,962